Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
State tax, including sale of New Jersey losses and credits	$ (725,969)	$ (833,403)
Foreign tax provision	535,858	1,272,421
Total	$ (190,111)	$ 439,018